Business Combination and Deconsolidation of Subsidiary (Details) - USD ($)	Aug. 14, 2020	Mar. 24, 2020
Business Combination and Deconsolidation of Subsidiary (Details) [Line Items]
Ownership interest rate, percentage		80.00%
Goodwill	$ 82,692
3D Discovery Co. Limited [Member]
Business Combination and Deconsolidation of Subsidiary (Details) [Line Items]
Ownership interest rate, percentage	40.00%
Business Combination [Member] | 3D Discovery Co. Limited [Member]
Business Combination and Deconsolidation of Subsidiary (Details) [Line Items]
Cash consideration	$ 154